Line of Credit - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Oct. 31, 2014	Sep. 29, 2014
Line of Credit Facility [Abstract]
Line of credit amount			$ 0.1
Line of credit, fixed interest rate per annum	6.00%
Line of credit, interest rate description	The line of credit bears a fixed interest rate of 6.0% per annum simple interest.
Line of credit, repayment term	2 years
Line of credit facility, initiation date	Sep. 29, 2014
Amount of line of credit		$ 0.1